CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 72,253	$ 57,730
Restricted cash	2,818	2,824
Accounts receivable, net	10,652	7,904
Inventories	11,040	11,665
Prepaid expenses	1,079	713
Due from related parties	19,007	10,597
Vessels held for sale	6,264
Other current assets	4,457	11,640
Total current assets	127,570	103,073
NON-CURRENT ASSETS
Fixed assets at cost net of accumulated depreciation of $690,794 (2014: $669,394)	3,446,323	3,624,338
Deferred charges, net	39,733	55,275
Investments in affiliates	11,289
Other non-current assets	72,188	68,506
Total non-current assets	3,569,533	3,748,119
Total assets	3,697,103	3,851,192
CURRENT LIABILITIES
Accounts payable	12,971	12,510
Accrued liabilities	14,014	24,705
Current portion of long-term debt	269,979	178,116
Current portion of vendor financing		46,530
Unearned revenue	9,853	13,719
Other current liabilities	5,328	52,502
Total current liabilities	312,145	328,082
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,505,399	2,773,004
Vendor financing, net of current portion		17,837
Unearned revenue, net of current portion	24,426	30,412
Other long-term liabilities	13,219	13,708
Total long-term liabilities	2,543,044	2,834,961
Total liabilities	$ 2,855,189	$ 3,163,043
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2015 and 2014)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2015 and 2014. 109,781,744 and 109,669,429 issued and outstanding as of December 31, 2015 and 2014, respectively)	$ 1,098	$ 1,097
Additional paid-in capital	546,822	546,735
Accumulated other comprehensive loss	(103,081)	(139,742)
Retained earnings	397,075	280,059
Total stockholders' equity	841,914	688,149
Total liabilities and stockholders' equity	$ 3,697,103	$ 3,851,192